UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 119.5%
Corporate — 2.0%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$521,010
County/City/Special District/School District — 26.7%
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	261,268
City of Norfolk Virginia, GO, Refunding, Capital Improvement, Series A, 5.00%, 8/01/38	500	597,465
City of Portsmouth Virginia, GO, Refunding Series D:
5.00%, 7/15/20 (b)	485	562,003
5.00%, 7/15/34	15	17,172
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,150,640
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 4/01/20 (b)	1,000	1,148,830
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,665,255
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	517,510
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 3/01/35 (a)	250	251,390
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	287,862
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	100	102,190

Municipal Bonds	Par (000)	Value
Virginia (continued)
County/City/Special District/School District (continued)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	$360	$410,400

		6,971,985
Education — 19.5%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	401,317
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	100	107,471
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,128,190
Marymount University Project, Series A, 5.00%, 7/01/45 (a)	400	429,884
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	618,865
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,301,890
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	573,525
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	533,565

		5,094,707
Health — 33.2%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (c)	1,000	1,208,270
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/27	1,000	1,038,210
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	524,195
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 5/15/44	1,000	1,159,780
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	500	525,095

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (continued)
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	$145	$156,678
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	247,600
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	912,302
Carilion Health System (AGM), 5.00%, 7/01/20 (b)	5	5,781
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	546,797
Winchester EDA, Refunding RB, Valley Health System Obligation:
5.00%, 1/01/44	1,000	1,166,390
Series A, 5.00%, 1/01/44	400	458,268
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/19 (b)	650	727,714

		8,677,080
Housing — 8.4%
Virginia HDA, RB, Rental Housing:
M/F Housing, Series A, 5.25%, 5/01/41	750	813,157
M/F Series B, 5.63%, 6/01/39	1,000	1,098,800
M/F Series F, 5.25%, 10/01/38	250	278,623

		2,190,580
State — 7.5%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/18 (b)	1,000	1,093,450
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/18 (b)	400	437,972
4.00%, 8/01/36	405	435,282

		1,966,704
Tobacco — 2.7%
Tobacco Settlement Financing Corp., Refunding RB, Convertible, Senior, Series B2, 5.20%, 6/01/46	750	713,010

Municipal Bonds	Par (000)	Value
Virginia (continued)
Transportation — 19.0%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 7/15/22	$500	$573,040
Virginia Port Authority, RB, 5.00%, 7/01/36	500	571,195
Virginia Port Authority, Refunding RB, 5.00%, 7/01/40	500	553,735
Virginia Resources Authority, RB, Series B:
5.00%, 11/01/18 (b)	1,035	1,138,293
5.00%, 11/01/33	860	942,792
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,000	1,187,050

		4,966,105
Utilities — 0.5%
Virginia Resources Authority, RB, 5.00%, 11/01/18 (b)	105	115,479
Total Municipal Bonds in Virginia		31,216,660

District of Columbia — 7.4%
Transportation — 7.4%
Metropolitan Washington Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	290	321,749
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	512,293
Series B, 5.00%, 10/01/29	1,000	1,111,290
Total Municipal Bonds in District of Columbia		1,945,332

Puerto Rico — 1.3%
Tobacco — 1.3%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	335	334,159
Total Municipal Bonds — 128.2%		33,496,151

2	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Virginia — 26.7%
Education — 12.4%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	$2,999	$3,242,174
Health — 8.6%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	999	1,128,841
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,124,152

		2,252,993
Transportation — 5.7%
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,261	1,475,284
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.7%		6,970,451
Total Long-Term Investments (Cost — $36,300,690) — 154.9%		40,466,602

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.21% (e)(f)	723,868	$723,868
Total Short-Term Securities (Cost — $723,868) — 2.7%		723,868
Total Investments (Cost — $37,024,558*) — 157.6%		41,190,470
Other Assets Less Liabilities — 1.6%		402,519
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.8)%		(3,861,289)
VRDP Shares, at Liquidation Value — (44.4)%		(11,600,000)

Net Assets Applicable to Common Shares — 100.0%		$26,131,700

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,135,699

Gross unrealized appreciation	$4,195,112
Gross unrealized depreciation	—

Net unrealized appreciation	$4,195,112

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	723,868	$723,868	$723,868	$225
FFI Institutional Tax-Exempt Fund	40,525	(40,525)	—	—	32
Total				$723,868	$257

(f)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(3)	5-Year U.S. Treasury Note	September 2016	$360,352	$(305)
(3)	10-Year U.S. Treasury Note	September 2016	$389,063	89
(1)	Long U.S. Treasury Bond	September 2016	$163,312	(158)
Total				$(374)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

4	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$40,466,602	—	$40,466,602
Short-Term Securities	$723,868	—	—	723,868

Total	$723,868	$40,466,602	—	$41,190,470

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$89	—	—	$89
Liabilities:
Interest rate contracts	(463)	—	—	(463)

Total	$(374)	—	—	$(374)

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$9,950	—	—	$9,950
Liabilities:
Bank overdraft	—	$(1)	—	(1)
TOB Trust Certificates	—	(3,859,659)	—	(3,859,659)
VRDP Shares	—	(11,600,000)	—	(11,600,000)

Total	$9,950	$(15,459,660)	—	$(15,449,710)

During the period ended May 31, 2016, there were no transfers between levels.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 22, 2016